10. THIRD PARTY BORROWINGS	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
THIRD PARTY BORROWINGS

Short-term bank borrowings

Summaries of short-term bank borrowings are as follows:

	Weighted-average interest rate			December 31,
	2017	2016	Maturities	2017	2016
				RMB	RMB
Short-term bank loans	4.65%	4.98%	December 2018	520,000	580,000

Short-term bank loans represent loans from local banks that were used for working capital. The loans bore interest at rates in the range of 4.35% to 4.79% and 4.35% to 5.22% as of December 31, 2017 and 2016, respectively, are denominated in RMB and have terms maturing within one year. All of the loans due before the filing date of this annual report were repaid. The weighted average short-term bank loans for the years ended December 31, 2017 and 2016 was RMB592,822 million and RMB552,740 million respectively.

The legal representative of Shijie Kaiyuan Auto Trade Co., Ltd has provided the guarantee for the Company to secure two short-term bank borrowings from Agricultural Bank of China for a total amount of RMB200 million.

Long-term bank borrowings

Summaries of long-term bank borrowings are as follows:

	Weighted-average interest rate			December 31,
	2017	2016	Maturities	2017	2016
				RMB	RMB
Long-term bank loans, current portion	4.97%	4.98%	December 2018	73,000	62,000
Long-term bank loans	4.99%	4.99%	December 2028	591,000	664,000
Total				664,000	726,000

The total carrying amount of property, equipment and leasehold improvements that have been pledged as collateral to secure financing from commercial banks is RMB1,043 million and RMB1,235 million as of December 31, 2017 and 2016 respectively.

As of December 31, 2017, the Company had a total of RMB240 million of unused bank facilities, which was granted by China Citic Bank and Minsheng Bank. As of December 31, 2016, the Company had a total of RMB100.0 million of unused bank facilities, which was granted by China Citic Bank.